Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations
3.	Discontinued operations:

Following the sale of the M/T Wonder Sirius (Note 1), the Company no longer has any Aframax/LR2 vessels. The Company has determined that the disposal of all of its Aframax/LR2 vessels constituted a disposal of an entity’s segment that will have a major effect on the Company’s operations and financial results. In this respect, the results of operations and cash flows of the Aframax/LR2 segment, as well as its assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying unaudited interim condensed consolidated financial statements.

The components of assets and liabilities of discontinued operations in the unaudited condensed consolidated balance sheet at December 31, 2025 and June 30, 2026 consisted of the following:

	December 31,	June 30,
	2025	2026
CURRENT ASSETS:
Cash and cash equivalents	$3,520	$3,409
Due from related party, current	411,496	5,597
Prepaid expenses and other assets	1,143	3,738
Total current assets of discontinued operations	416,159	12,744

NON-CURRENT ASSETS:
Total non-current assets of discontinued operations	—	—

CURRENT LIABILITIES:
Accounts payable	1,436	37
Accrued liabilities	1,314,066	1,314,038
Total current liabilities of discontinued operations	1,315,502	1,314,075

NON-CURRENT LIABILITIES:
Total non-current liabilities of discontinued operations	—	—

The components of the income/(loss) from discontinued operations for the six months ended June 30, 2025 and 2026 in the unaudited interim condensed consolidated statements of comprehensive income consisted of the following:

	Six Months Ended June 30,	Six Months Ended June 30,
	2025	2026
REVENUES:
Total vessel revenues	—	—

INCOME/(EXPENSES):
Voyage expenses (including $0 and $0 to related party for the six months ended June 30, 2025 and 2026, respectively)	117,732	—
Vessel operating expenses	(12,241)	2,125
Total income	105,491	2,125

Operating income	105,491	2,125

OTHER INCOME/(EXPENSES):
Interest and finance costs	(4,747)	(4,604)
Foreign exchange gains	22	—
Total other expenses, net	(4,725)	(4,604)

Net income/(loss) and comprehensive income/(loss) from discontinued operations	$100,766	$(2,479)